BBH PARTNER FUND - INTERNATIONAL EQUITY

PORTFOLIO OF INVESTMENTS

July 31, 2021 (unaudited)

Shares/ Units		Value
	COMMON STOCK (98.4%)
	BERMUDA (1.0%) CONSUMER NON-CYCLICAL
232,022	IHS Markit, Ltd.	$27,109,451
	FINANCIALS
13,100	Brookfield Asset Management Reinsurance Partners, Ltd. (Class A)[1]	709,636
	Total Bermuda	27,819,087

	CANADA (10.2%) CONSUMER CYCLICAL
1,019,995	Alimentation Couche-Tard, Inc. (Class B)	41,141,762
	FINANCIALS
1,899,577	Brookfield Asset Management, Inc. (Class A)	102,611,895
	INDUSTRIALS
751,262	Canadian Pacific Railway, Ltd.	55,820,430
	TECHNOLOGY
45,352	Constellation Software, Inc.	72,692,330
	Total Canada	272,266,417

	CAYMAN ISLANDS (7.6%) COMMUNICATIONS
1,357,662	Alibaba Group Holding, Ltd.[1]	33,170,667
2,637,580	JD.com, Inc. (Class A)[1]	93,645,435
1,253,385	Tencent Holdings, Ltd.	77,334,636
	Total Cayman Islands	204,150,738

	FRANCE (7.8%) CONSUMER CYCLICAL
8,512	LVMH Moet Hennessy Louis Vuitton SE	6,811,516
	CONSUMER NON-CYCLICAL
619,305	Worldline S.A.[1,2]	57,953,179
	INDUSTRIALS
664,212	Safran S.A.	87,005,926
499,343	Thales S.A.	52,407,011
		139,412,937
	Total France	204,177,632

	GERMANY (8.0%) CONSUMER CYCLICAL
173,718	Adidas AG	63,103,464
	CONSUMER NON-CYCLICAL
132,691	Merck KGaA	27,184,585
	FINANCIALS
219,343	Deutsche Boerse AG	36,629,157

BBH PARTNER FUND – INTERNATIONAL EQUITY

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2021 (unaudited)

Shares/ Units		Value
	COMMON STOCK (continued)
	GERMANY (continued) TECHNOLOGY
595,191	SAP SE	$85,362,268
	Total Germany	212,279,474

	HONG KONG (4.0%) FINANCIALS
7,070,015	AIA Group, Ltd.	84,792,672
325,540	Hong Kong Exchanges & Clearing, Ltd.	20,796,767
	Total Hong Kong	105,589,439

	IRELAND (3.8%) INDUSTRIALS
1,899,963	CRH, Plc.	94,684,259
	TECHNOLOGY
19,071	Accenture, Plc. (Class A)	6,058,475
	Total Ireland	100,742,734

	JAPAN (8.4%) CONSUMER CYCLICAL
130,810	Nintendo Co., Ltd.	67,394,884
	CONSUMER NON-CYCLICAL
785,252	Shiseido Co., Ltd.	52,364,110
	INDUSTRIALS
88,824	Keyence Corp.	49,457,100
	TECHNOLOGY
308,445	Obic Co., Ltd.	54,346,543
	Total Japan	223,562,637

	JERSEY (6.5%) CONSUMER NON-CYCLICAL
2,303,999	Experian, Plc.	101,498,666
	TECHNOLOGY
3,194,814	Clarivate, Plc.[1]	72,841,759
	Total Jersey	174,340,425

	LUXEMBOURG (0.5%) COMMUNICATIONS
59,969	Spotify Technology S.A.[1]	13,713,111
	Total Luxembourg	13,713,111

	NETHERLANDS (6.4%) CONSUMER NON-CYCLICAL
20,002	Adyen NV1,2	54,459,559
167,408	Heineken NV	19,495,891

BBH PARTNER FUND – INTERNATIONAL EQUITY

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2021 (unaudited)

Shares/ Units		Value
	COMMON STOCK (continued)
	NETHERLANDS (continued) CONSUMER NON-CYCLICAL (continued)
1,027,039	Koninklijke Philips NV	$47,366,485
		121,321,935
	TECHNOLOGY
66,629	ASML Holding NV	50,662,503
	Total Netherlands	171,984,438

	SOUTH KOREA (1.5%) CONSUMER NON-CYCLICAL
31,175	LG Household & Health Care, Ltd.	39,520,256
	Total South Korea	39,520,256

	SPAIN (7.0%) CONSUMER CYCLICAL
2,244,318	Industria de Diseno Textil S.A.	76,142,037
	CONSUMER NON-CYCLICAL
1,087,542	Amadeus IT Group S.A.[1]	71,195,021
1,461,615	Grifols S.A.	37,175,621
		108,370,642
	Total Spain	184,512,679

	SWEDEN (2.7%) COMMUNICATIONS
5,590,281	Telefonaktiebolaget LM Ericsson (Class B)	64,569,321
	INDUSTRIALS
281,003	Assa Abloy AB (Class B)	9,026,084
	Total Sweden	73,595,405

	SWITZERLAND (5.9%) CONSUMER NON-CYCLICAL
1,293,276	Alcon, Inc.	94,125,633
	FINANCIALS
19,544	Partners Group Holding AG	33,402,190
	INDUSTRIALS
80,999	Sika AG	28,516,802
	Total Switzerland	156,044,625

	TAIWAN (1.3%) TECHNOLOGY
295,401	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	34,455,573
	Total Taiwan	34,455,573

BBH PARTNER FUND – INTERNATIONAL EQUITY

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2021 (unaudited)

Shares/ Units		Value
	COMMON STOCK (continued)
	UNITED KINGDOM (6.9%) CONSUMER NON-CYCLICAL
300,867	Reckitt Benckiser Group, Plc.	$23,109,000
	FINANCIALS
36,029,948	Melrose Industries, Plc.	80,152,492
4,205,221	Prudential, Plc.	79,103,158
		159,255,650
	Total United Kingdom	182,364,650

	UNITED STATES (8.9%)
	COMMUNICATIONS
108,930	Coupang, Inc. (Class A)[1]	3,956,338
	CONSUMER CYCLICAL
40,373	Lululemon Athletica, Inc.[1]	16,156,063
	CONSUMER NON-CYCLICAL
601,941	PerkinElmer, Inc.	109,691,708
	TECHNOLOGY
738,061	Fidelity National Information Services, Inc.	110,007,992
	Total United States	239,812,101

	Total Common Stock
	(Cost $2,184,188,460)	2,620,931,421

	EXCHANGE-TRADED FUNDS (2.4%)
	UNITED STATES (2.4%)
63,800,000	MSILF Treasury Securities Portfolio, Institutional Share Class	63,800,000
	Total United States	63,800,000

	Total Exchange-Traded Funds
	(Cost $63,800,000)	63,800,000

	WARRANTS (0.0%)
	SWITZERLAND (0.0%)
573,446	Cie Financiere Richemont S.A., expires 11/22/2023[1]	417,673
	Total Switzerland	417,673

	Total Warrants
	(Cost $–)	417,673

TOTAL INVESTMENTS (Cost $2,247,988,460)[3]	100.8%	$2,685,149,094
LIABILITIES IN EXCESS OF OTHER ASSETS	(0.8)%	(20,834,862)
NET ASSETS	100.00%	$2,664,314,232

BBH PARTNER FUND – INTERNATIONAL EQUITY

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2021 (unaudited)

[1]	Non-income producing security.
[2]	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities owned at July 31, 2021 was $112,412,738 or 4.2% of net assets.
[3]	The aggregate cost for federal income tax purposes is $2,247,988,460, the aggregate gross unrealized appreciation is $504,143,324 and the aggregate gross unrealized depreciation is $66,982,690, resulting in net unrealized appreciation of $437,160,634.

BBH Partner Fund – International Equity’s (the “Fund”) country diversification is based on the respective security’s country of incorporation.

Abbreviation:

ADR – American Depositary Receipt

BBH PARTNER FUND – INTERNATIONAL EQUITY

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2021 (unaudited)

FAIR VALUE MEASUREMENTS

The Fund is required to disclose information regarding the fair value measurements of the Fund’s assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirement established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including, for example, the risk inherent in a particular valuation technique used to measure fair value, including the model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own considerations about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Authoritative guidance establishes three levels of the fair value hierarchy as follows:

—	Level 1 – unadjusted quoted prices in active markets for identical assets and liabilities.
—	Level 2 – significant other observable inputs (including quoted prices for similar assets and liabilities, interest rates, prepayment speeds, credit risk, etc.).
—	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of assets and liabilities).

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires judgment by the investment adviser. The investment adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the investment adviser’s perceived risk of that instrument.

Financial assets within Level 1 are based on quoted market prices in active markets. The Fund does not adjust the quoted price for these instruments.

Financial instruments that trade in markets that are not considered to be active but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include investment-grade corporate bonds, U.S. Treasury notes and bonds, and certain non-U.S. sovereign obligations and over-the-counter derivatives and foreign equity securities whose values could be impacted by events occurring before the Fund’s pricing time, but after the close of the securities’ primary markets and are, therefore, fair valued according to procedures adopted by the Board of Trustees. As Level 2 financial assets include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non- transferability, which are generally based on available market information.

Financial assets classified within Level 3 have significant unobservable inputs, as they trade infrequently. Level 3 financial assets include private equity and certain corporate debt securities.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

BBH PARTNER FUND – INTERNATIONAL EQUITY

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2021 (unaudited)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of July 31, 2021:

Investments, at value	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of July 31, 2021

Common Stock:
Bermuda	$27,819,087	$–	$–	$27,819,087
Canada	272,266,417	–	–	272,266,417
Cayman Islands	–	204,150,738	–	204,150,738
France	–	204,177,632	–	204,177,632
Germany	–	212,279,474	–	212,279,474
Hong Kong	–	105,589,439	–	105,589,439
Ireland	6,058,475	94,684,259	–	100,742,734
Japan	–	223,562,637	–	223,562,637
Jersey	72,841,759	101,498,666	–	174,340,425
Luxembourg	13,713,111	–	–	13,713,111
Netherlands	–	171,984,438	–	171,984,438
South Korea	–	39,520,256	–	39,520,256
Spain	–	184,512,679	–	184,512,679
Sweden	–	73,595,405	–	73,595,405
Switzerland	–	156,044,625	–	156,044,625
Taiwan	34,455,573	–	–	34,455,573
United Kingdom	–	182,364,650	–	182,364,650
United States	239,812,101	–	–	239,812,101
Exchange-Traded Funds:
United States	63,800,000	–	–	63,800,000
Warrants:
Switzerland	–	417,673	–	417,673
Investments, at value	$730,766,523	$1,954,382,571	$–	$2,685,149,094

Portfolio holdings are shown as of the date indicated. Since market conditions fluctuate suddenly and frequently, the portfolio holdings may change and this list is not indicative of future portfolio composition. These portfolio holdings are not intended to be and do not constitute recommendations that others buy, sell, or hold any of the securities listed.

For more complete information on the Fund, call 1-800-575-1265 for a prospectus or visit www.bbhfunds.com. You should consider the Fund's investment objectives, risks, charges, and expenses carefully before you invest. Information about these and other important subjects is in the Fund's prospectus, which you should read carefully before investing.

The BBH Funds are managed by a separately identifiable department within Brown Brothers Harriman & Co. Shares of the Fund are distributed by ALPS Distributors, Inc., located at 1290 Broadway, Suite 1000, Denver, CO 80203.